41. Gains or losses on non financial assets and investments, net (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal Of Assets Not Classified As Noncurrent Assets Held For Sale [Abstract]
Gains	R$ 285,335	R$ 55,709	R$ 11,627
Tangible and intangible assets	36,778	55,709	11,627
Investments	248,557	0	0
Losses	(54,622)	(45,063)	(37,103)
Tangible and intangible assets	(14,517)	(45,063)	(37,103)
Investments	(40,105)	0	0
Total	R$ 230,713	R$ 10,646	R$ (25,476)